New Income Fund	07/01/2016 to 06/30/2017

ICA File Number: 811-2396
Registrant Name: T. Rowe Price New Income Fund, Inc.
Reporting Period: 07/01/2016 - 06/30/2017

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-2396

T. Rowe Price New Income Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street Baltimore, Maryland 21202

(Address of principal executive offices)

Ryan Nolan
100 East Pratt Street
Baltimore, Maryland 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: 5/31

Date of reporting period: 07/01/2016 to 06/30/2017

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) T. Rowe Price New Income Fund, Inc.

By (Signature and Title) /s/ Edward C. Bernard
Edward C. Bernard, Chairman of the Board - T. Rowe Price Funds

Date August 31, 2017

New Income Fund

________________________________________________________________________________
Nelnet Student Loan 2.47544% notes due November 14, 2024
Ticker     Security ID:             Meeting Date          Meeting Status
N/A        Cusip 64032LAD3          11/18/2016            Voted
Meeting Type                        Country of Trade
Consent                             United States
Issue No.  Description              Proponent  Mgmt Rec   Vote Cast  For/Against
                                                                      Mgmt

1          Consent to the            N/A        N/A        For        N/A
            supplemental
            indenture.

________________________________________________________________________________
SLMA 2008-9 A
Ticker     Security ID:             Meeting Date          Meeting Status
N/A        Cusip 78445JAA5          09/07/2016            Voted
Meeting Type                        Country of Trade
Consent                             United States
Issue No.  Description              Proponent  Mgmt Rec   Vote Cast  For/Against
                                                                      Mgmt

1          Consent to the proposed   N/A        N/A        For        N/A
            amendment to the
            supplemental
            indenture.

________________________________________________________________________________
SLMA 2008-9 A4 (20080417 20220725), Mortgage Backed
Ticker     Security ID:             Meeting Date          Meeting Status
N/A        Cusip  78445AAD8         09/16/2016            Voted
Meeting Type                        Country of Trade
Consent                             United States
Issue No.  Description              Proponent  Mgmt Rec   Vote Cast  For/Against
                                                                      Mgmt

1          Holders consent to the   N/A        N/A        For        N/A
            supplemental
            indenture.

_______________________________________________________________________________
SLMA 2008-4 A4 (20080417 20220725), Mortgage Backed
Ticker     Security ID:             Meeting Date          Meeting Status
N/A        Cusip 78445AAD8          01/03/2017            Voted
Meeting Type                        Country of Trade
Consent                             United States
Issue No.  Description              Proponent  Mgmt Rec   Vote Cast  For/Against
                                                                      Mgmt

1          Holders consent to the   N/A        N/A        For         N/A
            supplemental
            indenture.

________________________________________________________________________________
SLMA 2008-9 A (20080828 20230425), Mortgage Backed
Ticker     Security ID:             Meeting Date          Meeting Status
N/A        Cusip 78445JAA5          01/23/2017            Voted
Meeting Type                        Country of Trade
Consent                             United States
Issue No.  Description              Proponent  Mgmt Rec   Vote Cast  For/Against
                                                                      Mgmt

1          Consent to the            N/A        N/A        For         N/A
            supplemental
            indenture.

________________________________________________________________________________
SLMA 2008-5 A4 (20080430 20230725), Mortgage Backed
Ticker     Security ID:             Meeting Date          Meeting Status
N/A        Cusip 78444YAD7          01/23/2017            Voted
Meeting Type                        Country of Trade
Consent                             United States
Issue No.  Description              Proponent  Mgmt Rec   Vote Cast  For/Against
                                                                      Mgmt

1          The holder consents to   N/A        N/A        For         N/A
            proposed
            amendments

________________________________________________________________________________
ASB SLMA 2008-3 A3 2.03789% 10252021
Ticker     Security ID:             Meeting Date          Meeting Status
N/A        Cusip 78444GAC8          05/12/2017            Voted
Meeting Type                        Country of Trade
Consent                             United States
Issue No.  Description              Proponent  Mgmt Rec   Vote Cast  For/Against
                                                                      Mgmt

1          Consent to the            N/A        N/A        For         N/A
            proposed amendment.

________________________________________________________________________________
ASB SLMA 2008-9 A 2.53789% 04252023
Ticker     Security ID:             Meeting Date          Meeting Status
N/A        Cusip 78445JAA5          05/12/2017            Voted
Meeting Type                        Country of Trade
Consent                             United States
Issue No.  Description              Proponent  Mgmt Rec   Vote Cast  For/Against
                                                                      Mgmt

1          Consent to the            N/A        N/A        For         N/A
            proposed amendment.

________________________________________________________________________________
ASB SLMA 2008-4 A4 D04172008 2.68789% 07252022
Ticker     Security ID:             Meeting Date          Meeting Status
N/A        Cusip 78445AAD8          05/26/2017            Voted
Meeting Type                        Country of Trade
Consent                             United States
Issue No.  Description              Proponent  Mgmt Rec   Vote Cast  For/Against
                                                                      Mgmt

1          Holders consent to        N/A         N/A       For         N/A
            the supplemental
            indenture.

________________________________________________________________________________
ASB SLMA 2008-5 A4 D04302008 2.73789% 07252023
Ticker     Security ID:             Meeting Date          Meeting Status
N/A        Cusip 78444YAD7          05/26/2017            Voted
Meeting Type                        Country of Trade
Consent                             United States
Issue No.  Description              Proponent  Mgmt Rec   Vote Cast  For/Against
                                                                      Mgmt

1          Consent to the            N/A        N/A        For         N/A
            amendment of the
            indenture